Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2025
Share-Based Compensation [Abstract]
Schedule of Share Option Activity

The following table summarizes the share option activity and related information for the six months ended June 30, 2025:

	Number of Options	Weighted Average Exercise Price (RMB)	Weighted Average Remaining Term (Years)	Weighted Average Grant Date Fair Value (RMB)	Aggregated Intrinsic Value (RMB)
Outstanding as of January 1, 2025	16,157	0.01	8.3	73.4	1,039,402
Granted	—	—	—	—
Forfeited	1,728	0.01	—	73.4
Exercised	3,811	0.01	—	73.4
Outstanding as of June 30, 2025	10,618	0.01	7.8	73.4	705,214
Vested and exercisable as of June 30, 2025	5,296	0.01	7.8	73.4	351,698